Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 165,886,221	$ 165,491,254
Accumulated amortization	19,726,932	17,434,402
Net carrying amount	$ 146,159,289	$ 148,056,852
Technology license [Member]
Schedule of Intangible Assets [Line Items]
Average useful life	20 years	20 years
Gross carrying amount	$ 98,061	$ 97,828
Accumulated amortization	78,691	78,439
Net carrying amount	$ 19,371	$ 19,389
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Average useful life	20 years	20 years
Gross carrying amount	$ 580,489	$ 579,107
Accumulated amortization	261,220	231,643
Net carrying amount	$ 319,269	$ 347,464
Patent technology [Member]
Schedule of Intangible Assets [Line Items]
Average useful life	20 years	20 years
Gross carrying amount	$ 165,207,671	$ 164,814,319
Accumulated amortization	19,387,021	17,124,320
Net carrying amount	$ 145,820,650	$ 147,690,000